SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 290,766	$ 262,881	$ 285,583
Property and equipment, net	49,616	38,528
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,505	38,165	42,474
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,382	44,832	42,439
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,165	23,497	25,614
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	32,008	47,677	53,948
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,088	62,047	49,748
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,618	46,663	$ 71,360
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	42,192	28,312
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 7,424	$ 10,216